STOCKHOLDERS EQUITY (DEFICIT) AND STOCKBASED COMPENSATION (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
STOCKHOLDERS EQUITY (DEFICIT) AND STOCKBASED COMPENSATION
Issuance of common stock in public offering	97,667
Issuance of common stock to Evergreen	9,333
Issuance of common stock for conversion of debt	14,831
Issuances of common stock for conversion of Series A Convertible Preferred Stock	50,873
Common stock issued for Director's fees	2,793
Issuances of common stock to employees and consultants	14,423
Total of common stock issuances during the twelve months	189,920
Common stock issuances	189,920
Shares outstanding	356,587	166,667